Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Common stock, no par value	$ 0	$ 0
Common stock, shares issued	29,158	25,158
Common stock, shares outstanding	29,158	25,158